LONG-TERM PREPAYMENTS	12 Months Ended
Dec. 31, 2013
LONG TERM PREPAYMENTS [Abstract]
LONG-TERM PREPAYMENTS

13.                     LONG-TERM PREPAYMENTS

(a) Long-term prepayments to third parties consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$

Prepayments for the expansion of automobile dealerships	20,000	-	-
Prepayment for purchase of a property	-	138,453	22,871
Deposit for financing from Toyota Financing Corporation	6,500	6,500	1,074

	26,500	144,953	23,945

Long-term prepayments to third parties as of December 31, 2013 primarily consisted of (i) a deposit of RMB6,500 (US$1,074) placed with Toyota Financing Corporation as a guarantee for financing granted to the Group by Toyota Financing Corporation; and (ii) a prepayment of RMB138,453 (US$22,871) for the acquisition of a building located in Beijing, the PRC, from Beijing Jinde Jiye Automobile Sales Service Co., Ltd, a third party of the Group. The prepayment of RMB20,000 as of December 31, 2012 was reclassified during the year ended December 31, 2013 to property and equipment on the consolidated balance sheets as the construction for the store has begun (Note 9).

(b) Related parties' balance consists of the following:

Long-term prepayments to related parties as of December 31, 2013 consisted of prepayments of RMB125,387 (US$20,712) and RMB177,382 (US$29,302) for the acquisitions of two buildings located in Beijing, the PRC, from Lentuo Electromechanical and Beijing Lentuo Tongda Enterprise Management Co., Ltd, related parties of the Group, respectively (Note 20).